Line of Credit, Related Parties (Narrative) (FY) (Details) - USD ($)			12 Months Ended
	Nov. 12, 2018	Dec. 29, 2017	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Debt Disclosure [Abstract]
Line of credit	$ 1,000,000	$ 370,000
Interest rate	6.00%	6.00%
Line of credit facility, increase (decrease) amount			$ (680,000)
Conversion of common stock			7,020,455
Payment on purchase from related party			$ 121,000
Deposit from future purchases from related party			90,000
Line of credit, related parties			212,388	$ 883,224	$ 222,164
Line of credit facility, remaining borrowing capacity			861,500
Interest expense on line of credit			$ 40,164	$ 33,724